FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Trade payables	$ 5,103	$ 2,731
User accounts	2,884	4,494
Accrued expenses and other payables	3,039	3,631
Lease liabilities	2,823	1,016
Total	13,849	11,872
Less than one year
FINANCIAL INSTRUMENTS
Trade payables	5,103	2,731
User accounts	2,884	4,494
Accrued expenses and other payables	3,039	3,631
Lease liabilities	751	668
Total	11,777	11,524
1 to 2 years
FINANCIAL INSTRUMENTS
Lease liabilities	653	345
Total	653	345
2 to 3 years
FINANCIAL INSTRUMENTS
Lease liabilities	424	3
Total	424	$ 3
more than 3 years
FINANCIAL INSTRUMENTS
Lease liabilities	995
Total	$ 995